Intangible Assets, Net	12 Months Ended
May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Intangible assets with indefinite lives:
Trademark	229	257
Intangible assets with finite lives:
Trademark	9,170	9,064
Courseware	116	130
Student base	12,719	13,358
Favorable lease	657	737
License	415	415

	23,306	23,961

Less: accumulated amortization	(13,515)	(18,039)
Exchange differences	455	(1,086)

	10,246	4,836

Amortization expenses for the intangible assets for the years ended May 31, 2019, 2020 and 2021, were US$3,699, US$4,530 and US$4,524, respectively. As of May 31, 2021, the Group expects to recognize amortization expenses of US$1,971, US$1,353, US$629, US$239 and US$206 for the next five years, respectively, and US$181 thereafter.
The Group recorded an impairment of nil, nil and US$2,936 for the years ended May 31, 2019, 2020 and 2021, respectively.